Rule 497

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 (the "Trust")

                               SEPTEMBER 22, 2010

                          SUPPLEMENT TO THE PROSPECTUS

FUND                                                                        PROSPECTUS DATE
First Trust BICK Index Fund                                                 April 1, 2010
First Trust Dow Jones Global Select Dividend Index Fund                     February 1, 2010
First Trust Dow Jones STOXX(R) European Select Dividend Index Fund          February 1, 2010
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund       February 1, 2010
First Trust ISE Global Copper Index Fund                                    March 8, 2010
First Trust ISE Global Engineering and Construction Index Fund              February 1, 2010
First Trust ISE Global Platinum Index Fund                                  March 8, 2010
First Trust ISE Global Wind Energy Index Fund                               February 1, 2010
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund    November 16, 2009

      First Trust Advisors L.P. (the "Advisor") is the investment advisor to each Fund listed above, each a series of the Trust. The Advisor is a limited partnership with one general partner, The Charger Corporation. On August 24, 2010, members of the Robert Donald Van Kampen family entered into a Stock Purchase Agreement to sell 100% of the common stock of The Charger Corporation to James A. Bowen, the President of the Advisor. The transaction is scheduled to be completed by October 15, 2010 and is subject to normal closing conditions. The transaction is not anticipated to result in any changes in the personnel or operations of the Advisor. The consummation of the transaction may be deemed to be an "assignment" (as defined in the Investment Company Act of 1940, as amended) of the Investment Management Agreements between the Trust, on behalf of each applicable Fund, and the Advisor, which would result in the automatic termination of the Investment Management Agreements. On September 20, 2010, the Board of Trustees considered and approved interim investment management agreements, which will be entered into effective upon the completion of the stock sale and will be in effect for a maximum period of 150 days. The Board of Trustees also approved new investment management agreements that will be submitted to shareholders of each Fund for approval and would take effect upon such shareholder approval. The new agreements have substantially identical terms to the Investment Management Agreements.

             PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 (the "Trust")

                               SEPTEMBER 22, 2010

                   SUPPLEMENT TO THE STATEMENT OF ADDITIONAL
                                  INFORMATION

                                                                            STATEMENT OF ADDITIONAL
FUND                                                                        INFORMATION DATE
First Trust BICK Index Fund                                                 April 1, 2010
First Trust Dow Jones Global Select Dividend Index Fund                     February 1, 2010
First Trust Dow Jones STOXX(R) European Select Dividend Index Fund          February 1, 2010
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund       February 1, 2010
First Trust ISE Global Copper Index Fund                                    March 8, 2010
First Trust ISE Global Engineering and Construction Index Fund              February 1, 2010
First Trust ISE Global Platinum Index Fund                                  March 8, 2010
First Trust ISE Global Wind Energy Index Fund                               February 1, 2010
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund    November 16, 2009


      First Trust Advisors L.P. (the "Advisor") is the investment advisor to each Fund listed above, each a series of the Trust. The Advisor is a limited partnership with one general partner, The Charger Corporation. On August 24, 2010, members of the Robert Donald Van Kampen family entered into a Stock Purchase Agreement to sell 100% of the common stock of The Charger Corporation to James A. Bowen, the President of the Advisor. The transaction is scheduled to be completed by October 15, 2010 and is subject to normal closing conditions. The transaction is not anticipated to result in any changes in the personnel or operations of the Advisor. The consummation of the transaction may be deemed to be an "assignment" (as defined in the Investment Company Act of 1940, as amended) of the Investment Management Agreements between the Trust, on behalf of each applicable Fund, and the Advisor, which would result in the automatic termination of the Investment Management Agreements. On September 20, 2010, the Board of Trustees considered and approved interim investment management agreements, which will be entered into effective upon the completion of the stock sale and will be in effect for a maximum period of 150 days. The Board of Trustees also approved new investment management agreements that will be submitted to shareholders of each Fund for approval and would take effect upon such shareholder approval. The new agreements have substantially identical terms to the Investment Management Agreements.

            PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE